MARKETABLE SECURITIES (Details 2) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Other comprehensive income from available-for-sale securities	$ 173	$ 145
Unrealized loss from available-for-sale securities	(35)	28
Other comprehensive income from available-for-sale securities	$ 138	$ 173